Line of Credit (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 12, 2019	Nov. 16, 2015
Initial variable interest rate		5.25%
Commercial line of credit				$ 500,000	$ 150,000
Line of credit facility		$ 250,000
Line of credit, maturity date	Oct. 01, 2020	Apr. 20, 2019
Line of credit, outstanding balance	$ 300,000	$ 0	$ 72,897
Interest expense relating to line of credit		$ 1,386	6,979
Accrued interest	$ 10,008
Description of payment term	The line will be evaluated monthly on a borrowing base formula advancing 75% of the accounts receivables aged less than 90 days and 50% of inventory raw materials costs.	This agreement will be paid over a three year term with monthly payments equal to 2.780% of the outstanding balance plus accrued interest.
Description of interest rate	The interest rate shall be based upon the Wall Street Journal Prime Rate, plus 1%.	This interest rate may change every year on the anniversary date or change date to reflect the new prime rate in effect as per the Wall Street Journal plus 2%. The interest rate will never be greater than 25% or less than 5%.
Repayments of lines of credit		$ 74,283
Specialty Microwave [Member]
Commercial line of credit				$ 500,000
Line of credit, maturity date		Oct. 01, 2020
Line of credit, outstanding balance		$ 0	$ 72,897
Description of payment term		The line will be evaluated monthly on a borrowing base formula advancing 75% of the accounts receivables aged less than 90 days and 50% of inventory raw materials costs.
Description of interest rate		The interest rate shall be based upon the Wall Street Journal Prime Rate, plus 1%.
Agreement term		3 years